Basis of Presentation and Significant Accounting Policies - Effect of restatemet on statements of operations (Details) - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	$ (8,339,904)
As Previously Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income			$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)		$ (5,812,234)	(8,339,904)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income												(8,339,904)
Class A common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income												$ (6,399,368)
Basic and diluted weighted average common shares outstanding	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Earnings Basic and diluted	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class A common stock | As Previously Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average common shares outstanding			23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000		23,000,000	23,000,000
Class A common stock | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average common shares outstanding							(18,197,802)		(9,098,901)		(6,043,796)	(4,524,590)
Earnings Basic and diluted			$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)		$ (0.26)	$ (0.35)
Class B common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income												$ (1,940,536)	$ (2,300)
Basic and diluted weighted average common shares outstanding	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Earnings Basic and diluted	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock | As Previously Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average common shares outstanding			5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459
Earnings Basic and diluted			$ (1.06)	$ 0.99	$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)		$ (1.05)	$ (1.49)
Class B common stock | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings Basic and diluted			$ 0.85	$ (0.79)	$ 0.34	$ 0.37	$ 0.07	$ 0.06	$ 0.44		$ 0.79	$ 1.14